Mar. 13, 2020
Principal Exchange-Traded Funds | Principal Shareholder Yield Index ETF
Principal Exchange-Traded Funds
Supplement dated March 13, 2020
to the Statutory Prospectus dated November 1, 2019
(as previously supplemented)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.
SUMMARY FOR PRINCIPAL SHAREHOLDER YIELD INDEX ETF

SUMMARY FOR PRINCIPAL SHAREHOLDER YIELD INDEX ETF
Effective March 23, 2020, under Principal Investment Strategies, delete the last sentence of the second paragraph and replace with the following:
The Index employs a modified yield weighting methodology, weighting securities according to their dividend yields. Final eligible securities receive a maximum weight of 3%, and all excess weight is distributed proportionally across the remaining Index securities.